UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

PRP DEPOSITOR 2022-INV1, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001932669

PRPM 2022-INV1 TRUST
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Jim Barrons, (602) 802-8305
Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuing Entity

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached an Exhibit to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PRP DEPOSITOR 2022-INV1, LLC

Date: June 6, 2022	By:	/s/ Jeff Padden
	Name:	Jeff Padden
	Title:	General Counsel

EXHIBIT INDEX

Exhibit Number

99.1 - Third Party Due Diligence Report - Infinity Executive Summary

Schedule 1 – Data Compare Report

Schedule 2 – Exception Report

Schedule 3 – Rating Agency Grades Report

Schedule 4 – Valuation Report

99.2 - Third Party Due Diligence Report - AMC Executive Summary

Schedule 1 – Data Compare Report

Schedule 2 – Exception Grades Report

Schedule 3 – Multi-property Report

Schedule 4 – Rating Agency Grades Report

Schedule 5 – Valuation Report

99.3 - Third Party Due Diligence Report – Wipro Executive Summary

Schedule 1 – Data Compare Report

Schedule 2 – Exception Report

Schedule 3 – Rating Agency Grades Report

Schedule 4 – Valuation Report

99.4 - Third Party Due Diligence Report – Consolidated Analytics Executive Summary

Schedule 1 – Credit Findings Report

Schedule 2 – Data Delta Report

Schedule 3 – Rating Agency Grades Report

Schedule 4 – Property Findings Report